Investment Income - Summary of Investment Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income
Financial assets at amortized cost	¥ 341,617	¥ 479,043	¥ 304,627
Financial assets purchased under reverse repurchase agreements	76,737	83,763	29,328
Interest income	418,354	562,806	333,955
Realized gains
Financial assets at fair value through profit or loss	1,099,568	991,437	1,163,988
Financial assets at amortized cost		80,866
Realized gains	1,099,568	1,072,303	1,163,988
Net change in unrealized gains/(losses)
Financial assets at fair value through profit or loss	(212,297)	(483,356)	(558,044)
Investment income	¥ 1,305,625	¥ 1,151,753	¥ 939,899